Borrowings and Credit Arrangements - Interest Expense under Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Debt Conversion [Line Items]
Amortization of debt discount	$ 68,532	$ 72,908	$ 73,130
Amortization of deferred financing costs	3,828	3,906	4,092
Non-cash interest expense	72,360	76,814	77,222
2.00% accrued interest	34,898	34,427	34,500
Interest expense, net	$ 107,258	$ 111,241	$ 111,722